RESERVES (Details 3) - Years	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of reserves within equity [abstract]
Risk-free interest rate	2.37%	0.00%	0.63%
Expected life of options (years)	10.00	0	3.58
Expected annualized volatility	80.89%	0.00%	73.01%
Dividend	0.00%	0.00%	0.00%